Average Annual Total Returns - Harbor Strategic Growth Fund	Retirement Class One Year	Retirement Class Annualized Five Years	Retirement Class Annualized Ten Years	Retirement Class Annualized Since Inception	Retirement Class Inception Date	Institutional Class One Year		Institutional Class Annualized Five Years		Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception		Institutional Class Inception Date		Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	Investor Class One Year	Investor Class Annualized Five Years	Investor Class Annualized Ten Years	Investor Class Annualized Since Inception	Investor Class Inception Date	Russell 1000® Growth (reflects no deduction for fees, expenses or taxes) One Year		Russell 1000® Growth (reflects no deduction for fees, expenses or taxes) Annualized Five Years		Russell 1000® Growth (reflects no deduction for fees, expenses or taxes) Annualized Ten Years	Russell 1000® Growth (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	22.41%			16.81%	Jan. 03, 2017	22.28%	[1]	15.47%	[1]	[1]	15.33%	[1]	Jan. 11, 2011	[1]	21.35%	14.85%		14.41%	13.84%	12.37%		12.57%	21.96%			16.41%	Jan. 03, 2017	21.83%			15.86%	Jan. 03, 2017	38.49%	[2]	21.00%	[2]	[2]	18.53%	[2]

[1]	The Fund commenced operations on March 6, 2017. The performance attributed to the Institutional Class shares prior to that date is that of the Predecessor Fund’s Institutional Shares.
[2]	Since Inception return based on the inception date of the Institutional Class shares.